Equity and Partners' Capital - Equity Offerings Table (details) (USD $) In Thousands, except Share data, unless otherwise specified	1 Months Ended										12 Months Ended
	Jun. 30, 2012		Sep. 30, 2011		Mar. 31, 2011		Nov. 30, 2010		May 31, 2010		Dec. 31, 2012
Capital Unit [Line Items]
Price per unit	43.88		35.86		35.15		29.92		22.25	[1]
Underwriting discount and other offering expenses	7,468		7,655		5,621		10,325		4,427	[1]
Net proceeds	216,409		202,748		132,569		246,729		99,074	[1]
Common [Member]
Capital Unit [Line Items]
Units Issued	5,000,000	[2]	5,750,000	[2]	3,852,813	[2]	8,415,000	[2]	4,558,700	[1],[2]
Common [Member] | Option On Securities Member
Capital Unit [Line Items]
Units Issued			750,000		302,813		915,000		558,700
General Partner Member
Capital Unit [Line Items]
Units Issued	102,041	[3]	117,347	[3]	78,629	[3]	171,734	[3]	93,035	[1],[3]
Table Text Block Supplement Abstract
General partner's interest											2.00%

[1]	Refers collectively to the May 2010 equity offering issuance and the June 2010 exercise of the underwriters’ over-allotment option.
[2]	Includes the issuance of 558,700 common units, 915,000 common units, 302,813 common units and 750,000 common units pursuant to the exercise, in full or in part, of the underwriters’ over-allotment options granted in connection with the May 2010, November 2010, March 2011 and September 2011 equity offerings, respectively.
[3]	Represents general partner units issued to the general partner in exchange for the general partner’s proportionate capital contribution to maintain its 2.0% general partner interest